Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Feb. 12, 2025	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		100		100
Common stock, shares issued (in shares)		100		100
Common stock, shares outstanding (in shares)		100		100
Archimedes Tech SPAC Partners II Co [Member]
Ordinary shares subject to possible redemption, shares (in shares)		23,000,000		23,000,000	0
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 10.62		$ 10.43	$ 0
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		1,000,000		1,000,000	1,000,000
Preferred Stock, Shares Issued		0		0	0
Preferred Stock, Shares Outstanding		0	0	0	0
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		400,000,000		400,000,000	400,000,000
Common stock, shares issued (in shares)		6,590,000		6,590,000	5,750,000
Common stock, shares outstanding (in shares)		6,590,000		6,590,000	5,750,000
IPO [Member] | Archimedes Tech SPAC Partners II Co [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Units Issued During Period, Shares (in shares)	23,000,000